Equity and Remuneration to Shareholders - Summary of Share Capital for Common Shares and Preferred Shares (Detail) - shares	Dec. 31, 2018	Apr. 23, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued	1,458,752,601	199,910,947	1,258,841,654	1,258,841,654
Percentage of changes in share capital	100.00%		100.00%	100.00%
Minas Gerais State [Member]
Number of shares issued	248,480,146		214,414,739	214,414,739
Percentage of changes in share capital	17.00%		17.00%	17.00%
Other entities of M.G. State [Member]
Number of shares issued	704,350		4,916,931	4,916,931
Percentage of changes in share capital			1.00%	1.00%
FIA Dinamica Energia S.A. [member]
Number of shares issued	104,105,344		104,105,344
Percentage of changes in share capital	7.00%		8.00%
Other Shareholders In Brazil [Member]
Number of shares issued	556,305,079		347,517,216	365,062,766
Percentage of changes in share capital	38.00%		27.00%	28.00%
Foreign shareholders [member]
Number of shares issued	549,157,682		587,887,424	590,089,362
Percentage of changes in share capital	38.00%		47.00%	47.00%
AGC Energia S.A. [Member]
Number of shares issued				84,357,856
Percentage of changes in share capital				7.00%
Common shares [member]
Number of shares issued	487,614,213	66,849,505	420,764,708	420,764,708
Percentage of changes in share capital	100.00%		100.00%	100.00%
Common shares [member] | Minas Gerais State [Member]
Number of shares issued	248,480,146		214,414,739	214,414,739
Percentage of changes in share capital	51.00%		51.00%	51.00%
Common shares [member] | Other entities of M.G. State [Member]
Number of shares issued	56,703		56,703	56,703
Common shares [member] | FIA Dinamica Energia S.A. [member]
Number of shares issued	48,200,000		41,635,754
Percentage of changes in share capital	10.00%		10.00%
Common shares [member] | Other Shareholders In Brazil [Member]
Number of shares issued	159,745,194		110,343,209	112,584,011
Percentage of changes in share capital	33.00%		26.00%	27.00%
Common shares [member] | Foreign shareholders [member]
Number of shares issued	31,132,170		54,314,303	9,351,399
Percentage of changes in share capital	6.00%		13.00%	2.00%
Common shares [member] | AGC Energia S.A. [Member]
Number of shares issued				84,357,856
Percentage of changes in share capital				20.00%
Preference shares [member]
Number of shares issued	971,138,388	133,061,442	838,076,946	838,076,946
Percentage of changes in share capital	100.00%		100.00%	100.00%
Preference shares [member] | Other entities of M.G. State [Member]
Number of shares issued	647,647		4,860,228	4,860,228
Percentage of changes in share capital			1.00%	1.00%
Preference shares [member] | FIA Dinamica Energia S.A. [member]
Number of shares issued	55,905,344		62,469,590
Percentage of changes in share capital	6.00%		7.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
Number of shares issued	396,559,885		237,174,007	252,478,755
Percentage of changes in share capital	41.00%		28.00%	30.00%
Preference shares [member] | Foreign shareholders [member]
Number of shares issued	518,025,512		533,573,121	580,737,963
Percentage of changes in share capital	53.00%		64.00%	69.00%